Earnings per Share	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Earnings per Share
32.	Earnings per Share
Earnings per share is calculated as the profit attributable to the owners of the Parent Company for common share and dilutive potential common share, and details are as follows.

(1)	Basic earnings per share

1)	Basic earnings per share for the years ended December 31, 2024, 2023 and 2022 are calculated as follows:

(In millions of won, except for share data and basic earnings per share)
	2024		2023	2022
Basic earnings per share attributable to owners of the Parent Company:
Profit attributable to owners of the Parent Company	₩	1,250,155	1,093,611	912,400
Interest on hybrid bonds		(19,800)	(17,283)	(14,766)

Profit attributable to owners of the Parent Company on common shares		1,230,355	1,076,328	897,634
Weighted average number of common shares outstanding		212,848,138	217,264,615	217,994,490

Basic earnings per share (in won)	₩	5,780	4,954	4,118

(1)	Basic earnings per share, Continued

2)	The weighted average number of common shares outstanding for the years ended December 31, 2024, 2023 and 2022 are calculated as follows:

(In shares)
	2024
	Number of common shares	Weighted average number of common shares
Issued shares as of January 1, 2024	218,833,144	218,833,144
Treasury shares as of January 1, 2024	(6,133,414)	(6,133,414)
Acquisition of treasury shares	(317,000)	(315,314)
Disposal of treasury shares	503,612	463,722

	212,886,342	212,848,138

(In shares)
	2023
	Number of common shares	Weighted average number of common shares
Issued shares as of January 1, 2023	218,833,144	218,833,144
Treasury shares as of January 1, 2023	(801,091)	(801,091)
Acquisition of treasury shares	(5,773,410)	(1,154,633)
Disposal of treasury shares	441,087	387,195

	212,699,730	217,264,615

(In shares)
	2022
	Number of common shares	Weighted average number of common shares
Issued shares as of January 1, 2022	218,833,144	218,833,144
Treasury shares as of January 1, 2022	(1,250,992)	(1,250,992)
Disposal of treasury shares	449,901	412,338

	218,032,053	217,994,490

(2)	Diluted earnings per share

1)	Diluted earnings per share for the years ended December 31, 2024, 2023 and 2022 are calculated as follows:

(In millions of won, except for share data and diluted earnings per share)
	2024		2023	2022
Profit attributable to owners of the Parent Company on common shares	₩	1,230,355	1,076,328	897,634
Adjusted weighted average number of common shares outstanding		213,428,916	217,452,721	218,108,742

Diluted earnings per share (in won)	₩	5,765	4,950	4,116

2)	The adjusted weighted average number of common shares outstanding for the years ended December 31, 2024, 2023 and 2022 are calculated as follows:

(In shares)
	2024	2023	2022
Outstanding shares as of January 1	212,699,730	218,032,053	217,582,152
Effect of treasury shares	148,408	(767,438)	412,338
Effect of share option	580,778	188,106	114,252

Adjusted weighted average number of common shares outstanding	213,428,916	217,452,721	218,108,742